Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Summary of Detailed Information About Lease And Own Assets

Property, plant and equipment	Notes	€ million 2025	€ million 2024
Owned assets	10A	7,826	10,259
Leased assets	10B	1,166	1,410
Total		8,992	11,669

Summary of Movements in Property, Plant and Equipment

Movements during 2025	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2025	5,104	15,800	20,904
Additions through business combinations	–	15	15
Additions	345	1,356	1,701
Disposals and other movements	(134)	(412)	(546)
Hyperinflationary adjustment	(59)	(122)	(181)
Distributed through demerger	(1,035)	(4,006)	(5,041)
Reclassification as held for sale	(10)	(113)	(123)
Currency retranslation	(327)	(1,033)	(1,360)
31 December 2025	3,884	11,485	15,369
Accumulated depreciation
1 January 2025	(1,717)	(8,928)	(10,645)
Depreciation charge for the year	(125)	(872)	(997)
Disposals and other movements	25	348	373
Hyperinflationary adjustment	13	118	131
Distributed through demerger	426	2,498	2,924
Reclassification as held for sale	2	43	45
Currency retranslation	99	527	626
31 December 2025	(1,277)	(6,266)	(7,543)
Net book value 31 December 2025(a)	2,607	5,219	7,826
Includes capital expenditures for assets under construction	262	1,399	1,661
(a)Includes €496 million of freehold land.
The Group has commitments to purchase property, plant and equipment of €511 million (2024: €694 million).
10A. OWNED ASSETS continued

Movements during 2024	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2024	4,671	14,957	19,628
Additions through business combinations	–	1	1
Additions	319	1,421	1,740
Disposals and other movements	(116)	(1,073)	(1,189)
Hyperinflationary adjustment	223	441	664
Reclassification as held for sale	(27)	(69)	(96)
Currency retranslation	34	122	156
31 December 2024	5,104	15,800	20,904
Accumulated depreciation
1 January 2024	(1,599)	(8,652)	(10,251)
Depreciation charge for the year	(119)	(886)	(1,005)
Disposals and other movements	45	893	938
Hyperinflationary adjustment	(33)	(246)	(279)
Reclassification as held for sale	15	50	65
Currency retranslation	(26)	(87)	(113)
31 December 2024	(1,717)	(8,928)	(10,645)
Net book value 31 December 2024(a)	3,387	6,872	10,259
Includes capital expenditures for assets under construction	234	1,368	1,602
(a)Includes €556 million of freehold land.

Summary of Movements in Leased Assets

Movements during 2025	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2025	2,706	587	3,293
Additions through business combinations	18	–	18
Additions	333	130	463
Disposals and other movements	(316)	(79)	(395)
Hyperinflationary adjustment	8	–	8
Distributed through demerger	(310)	(47)	(357)
Reclassification as held for sale	(11)	(35)	(46)
Currency retranslation	(194)	(59)	(253)
31 December 2025	2,234	497	2,731
Accumulated depreciation
1 January 2025	(1,592)	(291)	(1,883)
Depreciation/Impairment charge for the year	(258)	(109)	(367)
Disposals and other movements	238	66	304
Distributed through demerger	211	29	240
Reclassification as held for sale	1	6	7
Currency retranslation	108	26	134
31 December 2025	(1,292)	(273)	(1,565)
Net book value 31 December 2025	942	224	1,166

Movements during 2024	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2024	2,625	583	3,208
Additions	404	143	547
Disposals and other movements	(373)	(149)	(522)
Hyperinflationary adjustment	(4)	–	(4)
Reclassification as held for sale	(2)	(1)	(3)
Currency retranslation	56	11	67
31 December 2024	2,706	587	3,293
Accumulated depreciation
1 January 2024	(1,578)	(300)	(1,878)
Depreciation/Impairment charge for the year	(271)	(106)	(377)
Disposals and other movements	292	120	412
Reclassification as held for sale	–	1	1
Currency retranslation	(35)	(6)	(41)
31 December 2024	(1,592)	(291)	(1,883)
Net book value 31 December 2024	1,114	296	1,410